Taxation (Business Tax and Related Surcharges and VAT, Narrative) (Details)	12 Months Ended				4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Cinema advertising revenues [Member]	Dec. 31, 2012 Cinema advertising revenues [Member]	Dec. 31, 2011 Cinema advertising revenues [Member]	Dec. 31, 2012 Online advertising revenue [Member]	Aug. 31, 2012 Online advertising revenue [Member]	Dec. 31, 2013 Online advertising revenue [Member]	Dec. 31, 2013 Not in-house developed web game operation revenue [Member]	Dec. 31, 2013 MMOG operations revenues [Member]	Dec. 31, 2013 Intra group software sales revenues [Member]	Dec. 31, 2013 In-house developed web game revenue [Member]	Dec. 31, 2011 In-house developed web game revenue [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Value added tax rate in Pilot Program		6.00%	6.00%		6.00%		6.00%	6.00%
Business Tax Rate				5.00%		5.00%			5.00%
Business Tax Rate, surcharges				0.60%		0.60%			0.60%
VAT effective rate										3.00%	3.00%	3.00%
Value added tax rate											17.00%	17.00%
VAT rate, immediate tax refund rate											14.00%	14.00%
Related surcharge of web game revenue											2.00%	2.00%
Surcharges, for culture construction		3.00%					3.00%
Surcharges for entities incorporated in Beijing	0.72%